Capital and financial risk management - Changes in assets and liabilities arising from financing activities (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Changes in assets and liabilities arising from financing activities
Balance at the beginning	€ 51,143	€ 54,390
Cash Changes in Assets And Liabilities Arising From Financing Activities [Abstract]
Proceeds from issuance of long-term borrowings	6,081	4,680
Repayment of borrowings	(11,924)	(12,963)
Net movement in short-term borrowings	(502)	78
Net movement in derivatives	73	404
Interest paid	(2,257)	(2,705)
Purchase of treasury shares	(2,041)	(1,868)
Non-cash movements
Fair value movements	(14)	(45)
Foreign exchange	(367)	178
Interest costs	2,146	1,883
Lease additions	3,190	4,361
Acquisition of subsidiaries	4,209
Other	1,984	2,750
Balance at the end	51,721	51,143
Total borrowings
Changes in assets and liabilities arising from financing activities
Balance at the beginning	53,143	56,987
Cash Changes in Assets And Liabilities Arising From Financing Activities [Abstract]
Proceeds from issuance of long-term borrowings	6,081	4,680
Repayment of borrowings	(11,924)	(12,963)
Net movement in short-term borrowings	(502)	78
Interest paid	(2,227)	(2,975)
Non-cash movements
Foreign exchange	(1,642)	121
Interest costs	2,324	2,196
Lease additions	3,190	4,361
Acquisition of subsidiaries	4,209
Other	(16)	658
Balance at the end	52,636	53,143
Derivative assets and liabilities
Changes in assets and liabilities arising from financing activities
Balance at the beginning	(2,291)	(2,702)
Cash Changes in Assets And Liabilities Arising From Financing Activities [Abstract]
Net movement in derivatives	73	404
Interest paid	28	348
Non-cash movements
Fair value movements	(14)	(45)
Foreign exchange	1,276	61
Interest costs	(235)	(356)
Other		(1)
Balance at the end	(1,163)	(2,291)
Financial liabilities under put options
Changes in assets and liabilities arising from financing activities
Balance at the beginning	97
Cash Changes in Assets And Liabilities Arising From Financing Activities [Abstract]
Interest paid	10	4
Non-cash movements
Other		93
Balance at the end	107	97
Other liabilities
Changes in assets and liabilities arising from financing activities
Balance at the beginning	194	105
Cash Changes in Assets And Liabilities Arising From Financing Activities [Abstract]
Interest paid	(68)	(82)
Purchase of treasury shares	(2,041)	(1,868)
Non-cash movements
Foreign exchange	(1)	(4)
Interest costs	57	43
Other	2,000	2,000
Balance at the end	€ 141	€ 194